SHELTON FUNDS

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(the “Funds”)

Supplement dated December 4, 2018

to the

Prospectus and Statement of Additional Information dated January 1, 2018,

as amended and supplemented from time to time

Fund Address Change

Effective December 3, 2018, the new address of the Funds and Shelton Capital Management, the adviser to the Funds, is 1875 Lawrence Street, Suite 300, Denver, CO 80202.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE